Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit after taxes	€ 498	€ 1,090	€ 909
Foreign currency translations:
Pretax activity, net	(125)	94	(35)
Tax effect	0	0	0
Foreign currency translation, net of tax	(125)	94	(35)
Cash flow hedges:
Pretax activity, net	33	11	(17)
Tax effect	4	(2)	3
Cash flow hedges, net of tax	37	9	(14)
Total items that may be subsequently reclassified to the income statement:	(88)	103	(49)
Pension plan remeasurements:
Pretax activity, net	(71)	(79)	2
Tax effect	16	12	0
Pension plan remeasurements, net of tax	(55)	(67)	2
Total items that will not be subsequently reclassified to the income statement	(55)	(67)	2
Other comprehensive (loss)/ income for the period, net of tax	(143)	36	(47)
Comprehensive income for the period	€ 355	€ 1,126	€ 862